Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2012

Check here if Amendment { }:      Amendment Number:

This Amendment (check only one):
[  ] is a restatement.        [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Symphonic Financial Advisors LLC
Address:  570 Lexington Avenue, New York, NY  10022

13F File Number: 028-12672

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Gozzillo
Title:    Chief Compliance Officer
Phone:    212-702-3554

Signature, Place and date of Signing:

/s/ Michael Gozzillo               New York, NY             February 8, 2013
----------------------             -----------              -------------
[Signature]                        [City, State]            [Date]

List of Other managers Reporting for this Manager:     None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of other included Managers: None
Form 13F Information Table Entry Total: 2
Form 13F Information Table Value Total: $ 551





                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARMANINO FOODS DISTINCTION INC COM              042166801       20    22240 SH       Sole                    22240
VANGUARD BD INDEX FD INC INTER COM              921937819      530     6011 SH       Sole                     6011